SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:	SHAREHOLDERS' EQUITY

a.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in New Israeli Shekels. No dividends were declared in the periods presented.

b.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004, December 2006 and October 2013, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000, 700,000 and 1,100,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2015, 1,855,809 options are outstanding.

As of December 31, 2015, an aggregate amount of 171,128 options is still available for future grant under of the above mentioned plan.

c.	Options to employees, management and directors:

1.
On July 13, 2014, the board of directors approved the grant of options to purchase 100,000 Ordinary shares to a member of the management, at an exercise price of $ 3.95 with a vesting term of three years.

2.	On September 18, 2014, the board of directors approved the grant of options to purchase 52,500 Ordinary shares to several employees, at an exercise price of $ 4.15 with a vesting term of three years.

3.
On January 1, 2015, the shareholders of the Company approved the grant of options to purchase 10,000 Ordinary shares to a member of the board, at an exercise price of $ 3.42 with vesting term of two years.

4.
On June 1, 2015, the board of directors approved the grant of options to purchase 516,549 Ordinary shares to several officers and employees, at an exercise price of $ 3.42. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

5.
On August 10, 2015, the board of directors approved the grant of options to purchase 35,000 Ordinary shares to an officers and several employees, at an exercise price of $ 3.45. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

6.
On December 28, 2015, the shareholders of the Company approved the grant of options to purchase 200,000 Ordinary shares to members of the board, at an exercise price of $ 3.30.  One half was exercisable on December 31, 2015, and one half will be exercisable on December 31, 2016.

7.
On December 28, 2015, the shareholders of the Company approved the grant of options to purchase 50,000 Ordinary shares to an officer, at an exercise price of $ 3.30.  One half will be exercisable on May 21, 2015, and one half will be exercisable on May 21, 2016.

8.
On December 28, 2015, the shareholders of the Company approved the grant of options to purchase 25,000 Ordinary shares to an officer, at an exercise price of $ 3.40.  One third will be exercisable on December 31, 2015, one third will be exercisable on December 31, 2016, and one third will be exercisable on December 31, 2017.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2015
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,294,810	$3.60	7.57
Granted	836,549	3.38	-
Exercised	(39,422)	2.01	-
Forfeited	(236,128)	4.07	-

Outstanding at the end of the year	1,855,809	$3.48	7.72	$555

Exercisable at the end of the year	1,103,932	$3.27	6.86	$555

Vested and expected to vest at end of year	1,815,258	$3.46	7.72	$544

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. Total intrinsic value of options exercised for the year ended December 31, 2015 was $ 555. As of December 31, 2015 there was $ 1,456 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2003 Stock Plan. This cost is expected to be recognized over a period of approximately 2.75 years.

The weighted average grant date fair values of options granted during 2014 and 2015 were $ 1.85 and $ 1.67, respectively.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2015	life (years)	price	2015	exercisable
$1.30	74,322	3.23	1.30	74,322	1.30
$2.11 - $ 2.25	502,671	5.99	2.18	502,671	2.18
$3.30 - $ 6.04	1,278,816	8.66	4.09	526,939	4.58

	1,855,809	7.72	3.48	1,103,932	3.27

c.	Warrants:

As part of a private placement transaction in 2011, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants are exercisable on or after six months from June 13, 2011 for a period of five years thereafter, at an exercise price of $2.20 per share.

As of December 31, 2015 297,150 warrants have been exercised, and 144,600 warrants are outstanding for future exercise.

e.	In February 2014, the Company issued 3,162,500 Ordinary shares in conjunction to its public offering (for more details see Note 1c)

f.	On July 16, 2014 the company issued 2,353,310 Ordinary shares in conjunction of the acquisition of eGistics (for more details see Note 1d).

g.
During the years ended December 31, 2013, 2014 and 2015, the Company recognized share-based compensation expense related to employee options in the amount of $ 356, $670 and $ 808, respectively, as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenues	$64	$162	$150
Research and development, net	23	71	90
Selling and marketing	57	183	198
General and administrative	212	254	370

Total share-based compensation expense	$356	$670	$808